Transfer of Financial Assets - Fair Value of Servicing Assets (Detail) - JPY (¥) ¥ in Millions	Dec. 31, 2022	Mar. 31, 2022
Transfers and Servicing [Abstract]
Beginning balance	¥ 83,732	¥ 74,135
Ending balance	¥ 94,657	¥ 83,732